Equity Transactions (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of shares unvested at beginning	7,212	4,029	5,965
Weighted average grant date fair value per share unvested at beginning	$ 116.41	$ 445.90	$ 524.00
Number of shares, issued		17,190	10,407
Weighted average grant date fair value per share, issued		$ 25.60	$ 91.60
Number of shares, vested	(7,614)	(11,314)	(12,240)
Weighted average grant date fair value per share, vested	$ 83.67	$ 107.60	$ 169.40
Number of shares, canceled		(2,693)	(103)
Weighted average grant date fair value per share, canceled		$ 70.75	$ 612.00
Number of shares unvested at ending	1,099	7,212	4,029
Weighted average grant date fair value per share unvested at ending	$ 187.02	$ 116.41	$ 445.90
Weighted average exercise price, beginning	$ 116.41
Number of shares, granted	1,500
Weighted average exercise price, granted	$ 1.58